Property, plant and equipment (Details Narrative)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Machinery & Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives		2 years	2 years
Machinery & Equipment | Minimum | SEALS Corp
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Machinery & Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years	5 years
Machinery & Equipment | Maximum | SEALS Corp
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Production Masks
Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years	5 years
Production Masks | SEALS Corp
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Production Tools
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years	3 years
Production Tools | SEALS Corp
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Licenses
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years	3 years
Licenses | SEALS Corp
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives		1 year	1 year
Software | SEALS Corp
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year